Segment and geographic information (Tables)	6 Months Ended
Sep. 30, 2014
Segment and geographic information
Net interest revenue

	Millions of yen
	Retail	Asset Management	Wholesale	Other (Incl. elimination)	Total
Six months ended September 30, 2013
Non-interest revenue	¥283,200	¥37,238	¥313,738	¥73,856	¥708,032
Net interest revenue	2,872	1,562	64,219	(1,175)	67,478

Net revenue	286,072	38,800	377,957	72,681	775,510
Non-interest expenses	165,011	25,937	327,435	83,176	601,559

Income (loss) before income taxes	¥121,061	¥12,863	¥50,522	¥(10,495)	¥173,951

Six months ended September 30, 2014
Non-interest revenue	¥222,691	¥43,219	¥299,636	¥127,647	¥693,193
Net interest revenue	2,112	1,810	79,820	(38,353)	45,389

Net revenue	224,803	45,029	379,456	89,294	738,582
Non-interest expenses	154,332	28,946	351,508	84,206	618,992

Income (loss) before income taxes	¥70,471	¥16,083	¥27,948	¥5,088	¥119,590

	Millions of yen
	Retail	Asset Management	Wholesale	Other (Incl. elimination)	Total
Three months ended September 30, 2013
Non-interest revenue	¥118,322	¥18,485	¥162,103	¥26,341	¥325,251
Net interest revenue	1,408	141	21,245	3,308	26,102

Net revenue	119,730	18,626	183,348	29,649	351,353
Non-interest expenses	79,774	12,454	158,063	33,166	283,457

Income (loss) before income taxes	¥39,956	¥6,172	¥25,285	¥(3,517)	¥67,896

Three months ended September 30, 2014
Non-interest revenue	¥116,948	¥21,441	¥119,322	¥81,742	¥339,453
Net interest revenue	990	250	71,248	(40,700)	31,788

Net revenue	117,938	21,691	190,570	41,042	371,241
Non-interest expenses	79,075	13,882	168,363	38,508	299,828

Income (loss) before income taxes	¥38,863	¥7,809	¥22,207	¥2,534	¥71,413

Major components of income (loss) before income taxes in "Other"

	Millions of yen
	Six months ended September 30
	2013	2014
Net gain related to economic hedging transactions	¥5,706	¥9,088
Realized gain on investments in equity securities held for operating purposes	688	3,145
Equity in earnings of affiliates	14,227	11,462
Corporate items	(21,045)	(11,482)
Other(1)	(10,071)	(7,125)

Total	¥(10,495)	¥5,088

	Millions of yen
	Three months ended September 30
	2013	2014
Net gain (loss) related to economic hedging transactions	¥(1,667)	¥2,169
Realized gain (loss) on investments in equity securities held for operating purposes	0	292
Equity in earnings of affiliates	8,884	7,963
Corporate items	(8,701)	(8,389)
Other(1)	(2,033)	499

Total	¥(3,517)	¥2,534

(1)	Includes the impact of Nomura’s own creditworthiness.

Reconciliation of combined business segments' results included in preceding table to reported net revenue, non-interest expenses and income (loss) before income taxes

	Millions of yen
	Six months ended September 30
	2013	2014
Net revenue	¥775,510	¥738,582
Unrealized gain on investments in equity securities held for operating purposes	12,201	6,089

Consolidated net revenue	¥787,711	¥744,671

Non-interest expenses	¥601,559	¥618,992
Unrealized gain on investments in equity securities held for operating purposes	—	—

Consolidated non-interest expenses	¥601,559	¥618,992

Income before income taxes	¥173,951	¥119,590
Unrealized gain on investments in equity securities held for operating purposes	12,201	6,089

Consolidated income before income taxes	¥186,152	¥125,679

	Millions of yen
	Three months ended September 30
	2013	2014
Net revenue	¥351,353	¥371,241
Unrealized gain on investments in equity securities held for operating purposes	5,037	2,592

Consolidated net revenue	¥356,390	¥373,833

Non-interest expenses	¥283,457	¥299,828
Unrealized gain on investments in equity securities held for operating purposes	—	—

Consolidated non-interest expenses	¥283,457	¥299,828

Income before income taxes	¥67,896	¥71,413
Unrealized gain on investments in equity securities held for operating purposes	5,037	2,592

Consolidated income before income taxes	¥72,933	¥74,005

Geographic allocation of net revenue and income (loss) before income taxes from operations by geographic areas, and long-lived assets

	Millions of yen
	Six months ended September 30
	2013	2014
Net revenue(1):
Americas	¥109,859	¥117,394
Europe	127,252	97,145
Asia and Oceania	31,610	40,118

Subtotal	268,721	254,657
Japan	518,990	490,014

Consolidated	¥787,711	¥744,671

Income (loss) before income taxes:
Americas	¥(9,824)	¥(697)
Europe	(24,050)	(20,853)
Asia and Oceania	1,490	8,157

Subtotal	(32,384)	(13,393)
Japan	218,536	139,072

Consolidated	¥186,152	¥125,679

	Millions of yen
	Three months ended September 30
	2013	2014
Net revenue(1):
Americas	¥54,626	¥48,095
Europe	51,810	66,524
Asia and Oceania	14,765	21,527

Subtotal	121,201	136,146
Japan	235,189	237,687

Consolidated	¥356,390	¥373,833

Income (loss) before income taxes:
Americas	¥(1,328)	¥(6,757)
Europe	(19,602)	2,027
Asia and Oceania	2,270	8,476

Subtotal	(18,660)	3,746
Japan	91,593	70,259

Consolidated	¥72,933	¥74,005

(1)	There is no revenue derived from transactions with a single major external customer.

	Millions of yen
	March 31, 2014	September 30, 2014
Long-lived assets:
Americas	¥133,147	¥138,883
Europe	93,111	90,214
Asia and Oceania	16,163	16,153

Subtotal	242,421	245,250
Japan	281,780	285,159

Consolidated	¥524,201	¥530,409